Transactions with Related Parties:	6 Months Ended
Jun. 30, 2022
Transactions with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES:

NOTE 10 – TRANSACTIONS WITH RELATED PARTIES:

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (“IAS 24”)

Key management personnel of the Company – included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24, include some members of senior management.

A.	Transactions with related parties:

	Six months ended		Year ended
	June 30		December 31
	2022	2021	2021
	Unaudited		Audited
	USD in thousands
Payroll and related expenses to related parties employed by the Company*	496	512	1,241
Compensation to directors **	418	412	733
Consultant services***	-	616	-
Interest and discounting of loans from Jeff’s Brands related parties ****	40	145	172
Finance expense on Screenz payable balance	192	-	169
Eventer sales and marketing expenses to Keshet	165	-	279
Eventer revenues from related parties	(7)	(20)	(23)
Eventer general and administrative expenses to Screenz	23	9	13

*	Includes granted options benefit aggregated to USD 160 thousands, USD 149 thousands and USD 583 thousand for the six months ended June 30, 2022, six months ended June 30, 2021 and year ended December 31, 2021, respectively.

**	Includes granted options benefit aggregated to USD 183 thousands, USD 173 thousands and USD 195 thousand for the six months ended June 30, 2022, six months ended June 30, 2021 and year ended December 31, 2021, respectively.

***	Includes granted options benefit aggregated to USD 259 thousands for the six months ended June 30, 2021.

****	Julia Gerasimova, Kfir Zilbrman and Victor Hacmon are related party of Jeff Brands.

A.	Transactions with related parties: (Cont.)

Indemnification, exemption and insurance for directors and officers of the Company:

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.

The Group maintains an active Directors and Officers’ insurance policy. The annual premium of the current policy was USD 453 thousand, such policy provide a coverage of USD 7 million for the benefit of all of the Company’s directors and officers, and which includes a Securities claims/C side retention of USD 2.5 million per claim and B side retention of USD 0.5 million.

B.	Balances with related parties:

(E)	Current Assets:

	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Related party prepaid expenses – pre-paid advertising services to Keshet (a related party of Eventer)	718	981
Other receivables (related parties of Eventer)	10	18
	728	999

(2)	Non-Current Assets:

	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Short term loan to a related party (loan from Medigus to Gix Internet)	-	1,265

(3)	Current Liabilities:

	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Compensation to key management personnel	73	270
Current Liabilities of Jeff’s Brands to related parties	247	177
Other Accrued expenses to related parties of Eventer	153	169
	474	616

(4)	Loans:

	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Current portion of long-term commitment – Screenz cross media Ltd (a related party of Eventer). See note 4.D.	520	506
Long-term commitment – Screenz cross media Ltd (a related party of Eventer). See note 4.D	580	711
Short term loans of Jeffs’ Brands from related parties (*)	56	111
Long term loans of Jeffs’ Brands from related parties (**)	479	689

*	Kfir Zilberman is a related party of Jeffs’ Brands.

**	Julia Gerasimova, Kfir Zilberman and Victor Hacmon are related parties of Jeffs’ Brands.